BUSINESS COMBINATION (Schedule of acquired intangible assets have weighted average economic lives) (Details) - Multi Group [Member]		12 Months Ended
	Jul. 17, 2017	Dec. 31, 2019
License [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average lives	10 years	10 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average lives	10 years	10 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average lives	5 years	5 years